35. STATEMENT OF INCOME BY NATURE (Tables)	12 Months Ended
Dec. 31, 2017
Statement Of Income By Nature Tables
Schedule of statement of income by nature

The Company has chosen to disclose its statement of income by function and thus presents below the details by nature:

	12.31.17	12.31.16	12.31.15
Costs of sales
Raw materials and consumables	18,716.5	18,994.0	15,339.0
Depreciation	1,469.8	1,290.5	1,080.9
Amortization	91.9	6.0	4.5
Salaries and employees benefits	4,004.6	3,716.3	3,394.4
Others	2,282.5	2,199.6	2,288.9
	26,565.3	26,206.4	22,107.7

Sales expenses
Depreciation	65.5	64.7	55.3
Amortization	69.7	14.7	12.9
Salaries and employees benefits	1,291.2	1,200.0	1,081.8
Indirect and direct logistics expenses	2,188.8	2,124.9	2,211.0
Others	1,114.9	1,561.4	1,444.9
	4,730.1	4,965.7	4,805.9

Administrative expenses
Depreciation	41.2	24.5	20.0
Amortization	138.7	173.0	124.7
Salaries and employees benefits	269.1	265.8	301.3
Fees	31.0	28.6	26.2
Others	92.0	85.5	33.9
	572.0	577.4	506.1

Other operating expenses (1)
Depreciation	41.4	29.4	18.3
Others	1,212.2	468.4	993.0
	1,253.6	497.8	1,011.3

The composition of other operating expenses is disclosed in note 33.